Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 year
Revenue Recognition
Maximum contract period for subscribers under multiple-deliverable revenue arrangements (in years)	2
Subscriber Acquisition Costs
Period over which commissions for customer acquisitions are earned by retailer or dealer (in months)	12 months
Other intangible assets
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	20